UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
Van Eck VIP Global Bond Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

	Principal Amount		Value

BONDS AND NOTES: 92.8%
Australia: 5.0%

AUD	2,400,000	Australian Government Bond
		5.75%, 05/15/21	$2,819,385

Belgium: 4.6%

EUR	1,800,000	Belgian Government Bond
		4.00%, 03/28/17	2,579,300

Canada: 4.9%

CAD	2,700,000	Canadian Government Bond
		2.00%, 06/01/16	2,760,066

France: 5.0%

EUR	1,900,000	French Government Bond
		3.75%, 04/25/17	2,772,618

Germany: 13.6%

EUR	3,000,000	Bundesrepublik Deutschland
		4.75%, 07/04/28	5,209,759

	1,600,000	Kreditanstalt fuer Wiederaufbau
		3.63%, 01/20/20	2,374,455

			7,584,214

Netherlands: 5.1%

EUR	1,900,000	Dutch Government Bond
		4.00%, 07/15/16	2,841,721

New Zealand: 6.8%

NZD	4,500,000	New Zealand Government Bond
		6.50%, 04/15/13	3,829,251

United Kingdom: 4.9%

GBP	1,500,000	United Kingdom Gilt
		3.75%, 09/07/20	2,746,879

United States: 42.9%

USD	1,000,000	Caterpillar, Inc.
		7.90%, 12/15/18	1,351,096

		U.S. Treasury Notes
	3,300,000	1.00%, 09/30/16	3,311,603
	4,400,000	1.50%, 08/31/18	4,412,720
	2,500,000	2.13%, 02/29/16	2,631,445
	3,500,000	2.63%, 11/15/20	3,681,290
	5,000,000	3.63%, 02/15/20	5,672,655
	2,000,000	6.63%, 02/15/27	2,935,312

			23,996,121

Total Bonds and Notes (Cost: $43,310,970)			51,929,555

VAN ECK VIP GLOBAL BOND FUND

SCHEDULE OF INVESTMENTS
March 31, 2012 (unaudited)

Number of Shares

MONEY MARKET FUND: 6.2% (Cost: $3,493,023)

3,493,023	AIM Treasury Portfolio - Institutional Class	3,493,023

Total Investments: 99.0% (Cost: $46,803,993)		55,422,578
Other assets less liabilities: 1.0%		571,826

NET ASSETS: 100.0%		$55,994,404

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
USD	United States Dollar

Summary of Investments by Sector (unaudited)	% of Investments	Value

Financial	4.3%	$2,374,455

Government	87.0	48,204,004

Industrial	2.4	1,351,096

Money Market Fund	6.3	3,493,023

	100.0%	$55,422,578

The summary of inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Bonds and Notes*	$—	$51,929,555	$—	$51,929,555
Money Market Funds*	3,493,023	—	—	3,493,023

Total	$3,493,023	$51,929,555	$—	$55,422,578

* See Schedule of Investments for security type and geographic country breakouts.

See Notes to Schedules of Investments

VAN ECK VIP GLOBAL BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Security Valuation–The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Bonds and notes are fair valued by the pricing service which utilizes models that incorporate observable data such as sales of similar securities, broker quotes, yields, bids, offers and reference data and are categorized as Level 2 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments as well as a table that reconciles the valuation of the Fund’s Level 3 investments, if applicable, is located in the Schedule of Investments.

Income Taxes–For Federal income tax purposes, the identified cost of investments owned at March 31, 2012 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Van Eck VIP Global Bond Fund	$46,803,993	$8,618,585	—	$8,618,585

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Bond Fund

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Bond Fund

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Bond Fund

Date: May 29 2012

By John J. Crimmins, Treasurer & Chief Financial Officer, Van Eck VIP Global Bond Fund

Date: May 29, 2012